Other financial assets	12 Months Ended
Sep. 30, 2021
Other financial assets
Other financial assets

Note 14. Other financial assets

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Accrued interest receivable	720	905	624	797
Securities sold not delivered	3,542	2,358	3,542	2,352
Trade debtors	574	992	397	502
Interbank lending	592	299	73	295
Clearing and settlement balances	564	630	524	558
Accrued fees and commissions	264	170	187	117
Other	138	120	139	124
Total other financial assets	6,394	5,474	5,486	4,745